Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and Equipment, net	$ 8,835	$ 8,007
Accumulated depreciation	(6,046)	(5,041)
Property and Equipment, net	2,789	2,966
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, net	1,979	1,491
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, net	1,769	1,673
Greenhouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, net	771	751
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, net	306	231
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, net	266	300
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, net	3,503	3,310
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, net	$ 241	$ 251